Commitments and contingencies - Lease Premises Commitments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 3.1
2019	2.8
2020	2.7
2021	2.7
2022	1.8
2023 and Thereafter	$ 0.0